SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands		12 Months Ended
	Apr. 20, 2022 segment	Dec. 31, 2022 CNY (¥) segment customer item $ / ¥	Dec. 31, 2022 USD ($) segment customer item	Dec. 31, 2021 CNY (¥) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Significant accounting policies
Convenience translation rate (USD to RMB) | $ / ¥		6.8972
Appropriation to statutory reserves		¥ 176,900		¥ 91,100		¥ 139,100
Appropriation to other reserve fund | $			$ 0		$ 0		$ 0
Advertising expenses		1,340,200		2,038,400		1,974,400
Increase or (decrease) in employee welfare benefit expenses, net impact of additions and reversals of the provisions		621,000		805,000		(257,800)
Employee welfare benefit expenses, including the provision's net impact		¥ 3,040,000		3,440,000		1,290,000
Number of chief operational officers included in management committee | item		2	2
Number of operating segments | segment	4	4	4
Government grants		¥ 668,372		1,059,907		¥ 876,255
Accounts receivable, net		¥ 4,075,421		¥ 9,324,952
RMB appreciated against US$ (as a percent)		(8.20%)	(8.20%)
Accounts receivable and contract assets
Significant accounting policies
Expected credit loss rate		33.41%		18.75%
Financing receivables
Significant accounting policies
Expected credit loss rate		17.28%		15.61%
Other receivables
Significant accounting policies
Expected credit loss rate		8.24%		12.76%
Minimum
Significant accounting policies
RMB appreciated against US$ (as a percent)		20.00%	20.00%
Accounts receivable | Credit concentration risk
Significant accounting policies
Number of customer | customer		1	1	1	1
Accounts receivable, net		¥ 788,000		¥ 1,266,000
Cash and cash equivalents, restricted cash and short term investments denominated in RMB | Currency convertibility risk
Significant accounting policies
Cash and cash equivalents, restricted cash and short-term investments		¥ 47,000,000		¥ 37,300,000